Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	S/ 10,430,128	S/ 8,932,937	S/ 6,980,385
Assets	(295,748)	331,287	S/ (199,227)
PERU
Disclosure of operating segments [line items]
Revenue	10,185,755,000	8,905,940,000
Assets	85,387,995,000	82,507,472,000
PANAMA
Disclosure of operating segments [line items]
Revenue	244,373,000	26,997,000
Assets	S/ 4,236,784,000	S/ 4,974,617,000